SHAREHOLDERS' EQUITY (Share Option Plans) (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 30, 2020	Jun. 30, 2019	Jul. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				32,805	343,451	508,493	580,185
RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted				1,105,155	1,159,881	977,667
Awards outstanding				2,223,043	2,013,613	1,599,296	1,245,889
Old Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				3,000	25,000
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding				30,000	318,000
2013 Plan [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Vesting percentage			25.00%
2013 Plan [Member] | Third Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost			$ 1,100
2013 Plan [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Vesting percentage			65.00%
Non-option equity awards granted			50,000
2013 Plan [Member] | RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards outstanding				2,200,000	2,000,000
2013 Plan [Member] | Employees and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years	3 years
Awards granted				1,110,000	1,160,000
2013 Plan [Member] | Chief Executive Officer [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years	3 years
Vesting percentage	33.00%	33.00%	33.00%
Non-option equity awards granted	109,000	129,000	107,000
Compensation cost	$ 5,000	$ 3,900	$ 3,900
2013 Plan [Member] | Chief Executive Officer [Member] | Performance-based RSU's [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Non-option equity awards granted	163,000	129,000	72,000
2013 Plan [Member] | Chairman of the board of directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years	3 years
Vesting percentage	33.00%	33.00%	33.00%
Non-option equity awards granted	16,000	20,000	14,000
Compensation cost	$ 300	$ 300	$ 300
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years	2 years	2 years
Vesting percentage	50.00%
Non-option equity awards granted	5,000	5,000	3,000
Compensation cost	$ 900	$ 600	$ 600
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member] | First Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%	50.00%
2013 Plan [Member] | New other directors [Member] | Time Vested Restricted Shares Units [Member] | Second Anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%	50.00%	50.00%